COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, contingent consideration, liability	$ 2,600,000
Non payment of amount	20,000
Merger Agreement [Member] | Point R Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses, gross	17,831,427
Business combination, contingent consideration, liability	2,625,000
Business combination, consideration transferred, equity interests issued and issuable	$ 15,000,000